Document and Entity Information	11 Months Ended
Dec. 03, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 3, 2012
Entity Registrant Name	PROSHARES TRUST II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer

Statement of Financial Condition (USD $)	Dec. 03, 2012	Dec. 31, 2011
Assets
Cash	$ 200	$ 200
Offering costs (Note 4)	45,000	41,000
Total assets	45,200	41,200
Liabilities and shareholders' equity Liabilities
Payable for offering costs	45,000	41,000
Total liabilities	45,000	41,000
Shareholders' equity
Shareholders' equity	200	200
Total liabilities and shareholders' equity	$ 45,200	$ 41,200

ORGANIZATION	11 Months Ended
Dec. 03, 2012
ORGANIZATION

NOTE 1 – ORGANIZATION

ProShares Trust II (the “Trust”) is a Delaware statutory trust formed on October 9, 2007 and currently organized into separate series (each, a “Fund”, and collectively, the “Funds”). As of December 3, 2012, the following twenty-one separate series of the Trust have commenced investment operations: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen, ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Ultra Australian Dollar, ProShares UltraShort Australian Dollar, and ProShares Short Euro. The Trust has also registered shares for three additional series that have not commenced investment operations: ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy, and ProShares Financial Managed Futures Strategy.

ProShares UltraPro Short Euro (the “Fund”) has financial statements presented in this Prospectus and had no investment operations prior to December 3, 2012, other than matters relating to its organization, the registration of the series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the “Sponsor”) of ownership shares at an aggregate purchase price of $200. Offerings of Shares of the Fund have not commenced as of the date of this report. The other twenty-four Funds are not the subject of this report.

The Fund seeks daily results that correspond (before fees and expenses) to three times the inverse (-3x) of the daily performance of the U.S. dollar price of the euro. The Fund is designed to correspond to an inverse multiple (-3x) of the daily performance of the spot price of the euro versus the U.S. dollar.

Significant Accounting Policies	11 Months Ended
Dec. 03, 2012
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Federal Income Tax

The Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, the Fund does not expect to incur U.S. federal income tax liability; rather, each beneficial owner of the Fund’s Shares will be required to take into account its allocable share of its Fund’s income, gain, loss, deductions and other items for its Fund’s taxable year ending with or within the beneficial owner’s taxable year.

AGREEMENTS	11 Months Ended
Dec. 03, 2012
AGREEMENTS

NOTE 3 – AGREEMENTS

Management Fee

The Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the Fund’s operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the Fund. The Management Fee will be paid in consideration of the Sponsor’s services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the Fund. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, ProFunds Distributor, Inc. (PDI), Transfer Agent, any index licensors of the Fund, and the routine operational, administrative and other ordinary expenses of the Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of the Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund and Financial Industry Regulatory Authority (“FINRA”) filing fees. The Fund will incur and pay its non-recurring and unusual fees and expenses. No other management fee is paid by the Fund.

Brokerage Commissions and Fees

The Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association (“NFA”) fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for the Fund’s investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of the Fund, has appointed Brown Brothers Harriman & Co. (“BBH&Co.”) as the Administrator of the Fund, and the Sponsor, the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the “Administration Agreement”) in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the Fund. BBH&Co. may also perform other services for the Fund pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the Fund. The Administrator’s fees will be paid on behalf of the Fund by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the Fund, and the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the Fund, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the Fund. The Custodian’s fees are paid on behalf of the Fund by the Sponsor.

The Distributor

SEI Investments Distribution Co. (“SEI”) will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for the Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of the Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of the Fund, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, PDI, Transfer Agent, fees payable to index providers, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, ongoing SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

The Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Fund. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Offering Costs	11 Months Ended
Dec. 03, 2012
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the Fund will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of the Fund in an amount equal to the offering fees. The Sponsor will reimburse the Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At December 3, 2012, payable for offering costs are reflected in the Statement of Financial Condition for the Fund.

Creation and Redemption of Creation Units	11 Months Ended
Dec. 03, 2012
Creation and Redemption of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

The Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of the Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the Fund to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with the Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Subsequent Events	11 Months Ended
Dec. 03, 2012
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Significant Accounting Policies (Policies)	11 Months Ended
Dec. 03, 2012
Use of Estimates & Indemnifications

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Federal Income Tax

Federal Income Tax

The Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, the Fund does not expect to incur U.S. federal income tax liability; rather, each beneficial owner of the Fund’s Shares will be required to take into account its allocable share of its Fund’s income, gain, loss, deductions and other items for its Fund’s taxable year ending with or within the beneficial owner’s taxable year.

Organization - Additional Information (Detail)	11 Months Ended
Dec. 03, 2012 ShareSeries
Organization [Line Items]
Number of series of Trust	21
Number of additional series	3
Aggregate purchase of each Leveraged Fund	200

Agreements - Additional Information (Detail)	11 Months Ended
Dec. 03, 2012
Management Fee paid to sponsor, percent per annum of the average daily NAV of each Geared Fund	0.95%
Percentage of annual NAV as limit to pay SEC registration fees incurred	0.02%

Offering Costs (Detail)	11 Months Ended
Dec. 03, 2012 M
Organization And Offering Costs [Line Items]
Offering costs, amortization period, months	12
New Fund
Organization And Offering Costs [Line Items]
Sponsor reimbursement of organization and offering costs, maximum for each Leveraged Fund	0.95%

Creation And Redemption Of Creation Units - Additional Information (Detail)	11 Months Ended
Dec. 03, 2012
Creation Unit, block Shares of a fund	50,000
Variable transaction fee, percent of the value of the Creation Unit, maximum	0.10%